Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss from operations	$ (89,156)	$ (84,717)	$ (467,914)	$ (410,199)	$ (275,957)
Adjustments to reconcile net loss to net cash used in operating activities of operations:
Amortization of capitalized contract costs	105,031	95,363	398,174	0	0
Amortization of subscriber acquisition costs			0	206,153	154,877
Amortization of customer relationships	18,632	21,084	84,174	94,863	108,178
Gain on fair value changes of equity securities	(2,212)	(332)	(477)	0	0
Depreciation and amortization of property, plant and equipment and other intangible assets	7,558	7,811	31,734	28,239	25,488
Amortization of deferred financing costs and bond premiums and discounts	1,180	1,343	5,152	6,586	10,447
Loss (gain) on sale or disposal of assets	232	(50,459)	(49,762)	458	(33)
Loss on early extinguishment of debt			14,571	23,062	10,085
Stock-based compensation	857	204	2,505	1,595	3,868
Provision for doubtful accounts	5,918	3,968	19,405	22,465	19,624
Deferred income taxes			(2,149)	929	(478)
Restructuring and asset impairment charges			0	0	7,126
Changes in operating assets and liabilities, net of acquisitions:
Accounts and notes receivable, net	(10,424)	(6,124)	(34,008)	(49,590)	(24,338)
Inventories	(43,668)	5,914	64,442	(75,580)	(11,827)
Prepaid expenses and other current assets	(3,678)	(1,010)	4,695	(5,975)	(5,165)
Capitalized contract costs, net	80,614	84,986	499,252	0	0
Subscriber acquisition costs, net			0	(457,679)	(419,509)
Long-term notes receivables, other assets, net and right-of-use assets	2,756	(6,135)	(29,118)	(74,801)	368
Accounts payable	42,864	(25,551)	(27,045)	70,525	(2,978)
Accrued payroll and commissions, accrued expenses, other current and long-term liabilities, and current and long-term operating lease liabilities	(8,113)	30,252	91,469	62,208	12,702
Restructuring liability			0	(91)	(2,797)
Deferred revenue	9,820	33,793	172,905	247,500	24,613
Net cash used in operating activities	(43,017)	(59,582)	(220,499)	(309,332)	(365,706)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment			0	0	(5,243)
Capital expenditures	(1,391)	(6,407)	(19,412)	(20,391)	(11,642)
Proceeds from the sale of intangible assets	0	53,693	53,693	0	0
Proceeds from the sale of capital assets			127	776	3,123
(Payments) proceeds from the sale of capital assets	(51)	149
Acquisition of intangible assets	(369)	(849)	(1,486)	(1,745)	(1,385)
Acquisition of other assets			0	(301)	0
Net cash (used in) provided by investing activities	(1,811)	46,586	32,922	(21,661)	(15,147)
Cash flows from financing activities:
Proceeds from notes payable			759,000	724,750	604,000
Proceeds from notes payable - related party			51,000	0	0
Repayments of notes payable	(2,025)	0	(522,191)	(450,000)	(235,535)
Borrowings from revolving credit facility	40,000	57,000	201,000	196,895	57,000
Repayments on revolving line of credit	0	(40,000)	(261,000)	(136,895)	(77,000)
Repayments of capital lease obligations		(3,418)	(12,354)	(10,007)	(8,315)
Repayments of finance lease obligations	(2,136)
Payments of other long-term obligations			0	(2,983)	0
Financing costs			(11,317)	(18,277)	(9,036)
Deferred financing costs			(9,302)	(11,119)	(9,241)
Return of capital	(118)	(966)	(3,129)	(1,151)	0
Proceeds from capital contributions			4,700	0	100,407
Net cash provided by financing activities	35,721	12,616	196,407	291,213	422,280
Cash and cash equivalents:
Beginning of period	12,773	3,872	3,872	43,520	2,559
End of period	3,691	3,473	12,773	3,872	43,520
Supplemental cash flow disclosures:
Income tax paid			330	219	435
Interest paid			239,441	207,433	189,170
Supplemental non-cash investing and financing activities:
Capital lease additions			4,569	14,633	8,411
Intangible asset acquisitions included within accounts payable, accrued expenses and other current liabilities and other long-term obligations			974	557	31,283
Capital expenditures included within accounts payable and accrued expenses and other current liabilities	2,213	572	128	2,531	2,345
Change in fair value of equity securities			0	1,314	1,011
Property acquired under build-to-suit agreements included within other long-term obligations			0	2,300	4,619
Finance lease additions	93	3,524
Intangible assets acquisitions included within accounts payable	374	403
Effect of exchange rate changes on cash	25	(19)	71	132	(466)
Net decrease in cash and cash equivalents	(9,082)	(399)	8,901	(39,648)	40,961
Proceeds from capital contribution	$ 0	$ 0	$ 4,700	$ 0	$ 100,407